REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of Catalyst
Insider Buying Fund, Catalyst
Energy Infrastructure Fund,
Catalyst/MAP Global Equity
Fund, Catalyst/Lyons Tactical
Allocation Fund, and Catalyst
Dynamic Alpha Fund and
Board of Trustees of Mutual
Fund Series Trust

In planning and performing our
audit of the financial statements
of Catalyst Insider Buying Fund,
Catalyst Energy Infrastructure
Fund, Catalyst/MAP Global
Equity Fund, Catalyst/Lyons
Tactical Allocation Fund, and
Catalyst Dynamic Alpha Fund
(the "Funds"), each a series of
Mutual Fund Series Trust, as of
and for the year ended June 30,
2025, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Funds
internal control over financial
reporting.  Accordingly, we
express no such opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A funds
internal control over financial
reporting is a process designed
to provide reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial
statements for external purposes
in accordance with generally
accepted accounting principles
(GAAP). A funds internal control
over financial reporting includes
those policies and procedures
that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention
or timely detection of
unauthorized acquisition, use or
disposition of a funds assets that
could have a material effect on
the financial statements.

Because of its inherent
limitations, internal control over
financial reporting may not
prevent or detect
misstatements. Also, projections
of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Funds annual or interim financial
statements will not be prevented
or detected on a timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds internal
control over financial reporting
and its operation, including
controls over safeguarding
securities, that we consider to be
a material weakness as defined
above as of June 30, 2025.

This report is intended solely for
the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.


/s/COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 29, 2025